Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 019 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	019
Mosaic Master Trust	$ 299,697,517
Notes receivable from participants	8,014,129
Asset held for investment	$ 307,711,646
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%	9.50%